Summary of significant accounting policies - Reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 595,381	$ 579,350
Restricted cash included in restricted cash and short-term investments	30,400	1,800
Total cash, cash equivalents and restricted cash reported in the consolidated statements of cash flows	$ 625,781	$ 581,150	$ 405,511	$ 448,612